Summary of significant accounting policies - IFRS 15 (Details) - EUR (€) € in Thousands		3 Months Ended		6 Months Ended
	Jan. 01, 2018	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Significant accounting policies
Total assets		€ 64,837		€ 64,837		€ 67,031
Current assets		35,781		35,781		37,774
Trade receivables	€ 5,270	4,211		4,211		5,093
Total equity and liabilities		64,837		64,837		67,031
Current liabilities		8,592		8,592		6,576
Deferred income		37		37		271
Contract liabilities		2,558		2,558
Other liabilities and provisions		1,756		1,756		2,084
Equity		39,633	€ 46,883	39,633	€ 46,883	43,918	€ 51,536
Accumulated deficit		(41,958)		(41,958)		(37,480)
Revenue		5,262	5,153	10,314	9,683
Impairment loss on trade receivables				(8)
Operating loss		(2,203)	(2,675)	(4,457)	(5,063)
Loss before income tax		(2,741)	(2,674)	(4,317)	(5,105)
Net loss		(2,748)	(2,674)	(4,330)	(5,105)
Total comprehensive loss		(2,760)	€ (2,359)	(4,421)	€ (4,775)
IFRS 15-Revenue from Contracts with Customers
Significant accounting policies
Total assets		(248)		(248)
Current assets		(248)		(248)
Trade receivables		(248)		(248)
Total equity and liabilities		(248)		(248)
Current liabilities		(357)		(357)
Deferred income		245		245
Contract liabilities		(2,558)		(2,558)
Other liabilities and provisions		1,956		1,956
Equity		109		109		(100)
Accumulated deficit	(100)	109		109
Revenue	€ (100)			9
Impairment loss on trade receivables				8
Operating loss				17
Loss before income tax				17
Net loss				17
Total comprehensive loss				17
Previously stated
Significant accounting policies
Total assets		64,589		64,589
Current assets		35,533		35,533
Trade receivables		3,963		3,963
Total equity and liabilities		64,589		64,589
Current liabilities		8,235		8,235
Deferred income		282		282
Other liabilities and provisions		3,712		3,712
Equity		39,742		39,742		€ 43,918
Accumulated deficit		€ (41,849)		(41,849)
Revenue				10,323
Operating loss				(4,440)
Loss before income tax				(4,300)
Net loss				(4,313)
Total comprehensive loss				€ (4,404)